JPMorgan Diversified Fund Expense Example - A C I Shares [Member] - JPMorgan Diversified Fund	Jun. 30, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 544
Expense Example, with Redemption, 3 Years	818
Expense Example, with Redemption, 5 Years	1,112
Expense Example, with Redemption, 10 Years	1,949
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	249
Expense Example, with Redemption, 3 Years	540
Expense Example, with Redemption, 5 Years	956
Expense Example, with Redemption, 10 Years	1,986
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	298
Expense Example, with Redemption, 5 Years	542
Expense Example, with Redemption, 10 Years	$ 1,241